Leases - Leases Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Interest expense on lease liabilities	$ 177	$ 199
Variable lease payment expenses not included in the measurement of lease liabilities	122	150
Expenses for leases of low value assets	60	60
Expenses for short-term leases	$ 31	$ 31